UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices)   (Zip Code)

Thomas P. Dupree
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end:  June 30, 2009

Date of reporting period:  July 1, 2008 through December 31, 2008

Item 1.  Report to Stockholders

DUPREE MUTUAL FUNDS

DECEMBER 31, 2008
SEMI-ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment adviser. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds.  Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry.  Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states.  No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one:  to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.

TABLE OF CONTENTS

Management’s Discussion of Fund Performance: Six Months Ended December 31, 2008	i
Sector Allocation of Funds	v
Financial Statements
Alabama Tax-Free Income Series	1
Kentucky Tax-Free Income Series	6
Kentucky Tax-Free Short-to-Medium Series	13
Mississippi Tax-Free Income Series	17
North Carolina Tax-Free Income Series	21
North Carolina Tax-Free Short-to-Medium Series	26
Tennessee Tax-Free Income Series	30
Tennessee Tax-Free Short-to-Medium Series	34
Intermediate Government Bond Series	38
Notes to Financial Statements	42

Trustee & Officer Information	51
Board of Trustee Approval of Existing Advisory Agreements	53
Schedule of Shareholder Expenses	57
Shareholder Meeting	59

Management’s Discussion of Fund Performance:	(Unaudited)
Six Months Ended December 31, 2008

The investment objective for our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal.  Similarly, the investment objective for our government bond fund is to provide a high level of income derived from securities of the U.S. Government and its agencies without incurring undue risk to principal.  As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible prices and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds.  Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2008 (the “reporting period”), the U.S. experienced a significant contraction in economic activity. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, decreased at an annual rate of 0.5% in the third quarter of 2008.  Real GDP fell at a 3.8% annual rate (advance estimate) during the fourth quarter of 2008.  The back-to-back quarterly contraction in economic growth is the first since 1991. The Business Cycle Dating Committee at the National Bureau of Economic Research recently determined that economic activity in the U.S. peaked in December   2007 and declared that the U.S. economy had entered a recession.

Conditions in the labor market deteriorated considerably during the reporting period. The seasonally adjusted national unemployment rate rose to 7.2% in December. The severe downturn in the housing sector continued during the second half of 2008 with construction activity, new home sales, and home prices declining further. Financial markets experienced a further pullback in risk taking which led to lower equity prices, higher risk spreads, and tighter constraints in credit markets.  Inflationary pressures subsided during the reporting period reflecting the weak pace of economic activity, as energy and commodity prices continued to fall and consumer food price increases moderated.

i

In response to tightening credit conditions and deteriorating financial markets, Congress passed the Emergency Economic Stabilization Act of 2008 (the “EESA”) which became law on October 3, 2008.  The EESA authorizes the U.S. Treasury Department to acquire up to $700 billion in troubled assets from financial institutions and make direct equity investments in banks through the Troubled Assets Relief Program (“TARP”). The authority of the Treasury to acquire troubled assets continues through December 31, 2009, but the Secretary of the Treasury can extend this authority through October 3, 2010 upon certifying to Congress the need for the extension and its expected cost to taxpayers.

The Federal Reserve lowered the fed funds target rate a total of three times during the second half of 2008 in an effort to unlock frozen credit markets. The fed funds target rate started the reporting period at 2.00% and ended the year at 0 - 0.25%.  The Federal Reserve also authorized a number of liquidity-related facilities including the Primary Dealer Credit Facility, the Asset-Backed Commercial Paper Money Market Liquidity Facility, and the Term Securities Lending Facility to ease severe strains in financial markets.  The Treasury and the Federal Reserve also approved a plan in September which placed government sponsored enterprises Fannie Mae and Freddie Mac into conservatorship.  Among other things, the conservatorship provides an explicit government guarantee for certain senior debt of the two mortgage companies.

During the reporting period, the municipal yield curve continued to steepen with yields on the short-end of the curve falling and yields on the long-end of the curve widening out. The yield on the benchmark 10-year Treasury note fell from 3.97% on June 30, 2008 to 2.21% by year-end as investors flocked to the safety of U.S. Treasuries due to unprecedented volatility in financial markets.  During this very volatile period, we continued to adhere to our longstanding strategy of buying high quality investment grade bonds with higher coupons in an effort to maximize current income to shareholders.  Fortunately, we did not experience a large number of redemptions during the reporting period.  This allowed us to avoid having to sell bonds into a disorderly market and also permitted us to purchase a significant number of high quality bonds at very attractive yields.

A discussion of the performance of each of our funds for the six month period ended December 31, 2008 follows:

The Kentucky Tax-Free Income Series provided shareholders with a total return of 0.97% for the period under review.  This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.  The Kentucky Tax-Free Income Series held a substantial number of pre-refunded bonds which helped it outperform the index. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.65% for the period under review which also compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.

The Tennessee Tax-Free Income Series provided shareholders with a total return of -2.25% for the period under review.  This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.  The Tennessee Tax-Free Income Series holds a higher percentage of health care bonds than our other Income Series which negatively impacted its performance during the reporting period. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.62% which also compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%. The Tennessee Tax-Free Short-to-Medium Series held one position with a par value of $240,000 that is in default which negatively impacted the performance of the fund.

The North Carolina Tax-Free Income Series provided shareholders with a total return of -0.96% for the period under review.  This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.  The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 1.85% for the period under review which also compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.

The Alabama Tax-Free Income Series provided shareholders with a total return of -1.53% for the period under review.  This compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.

The Mississippi Tax-Free Income Series provided shareholders with a total return of -1.39% for the period under review.  This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of -2.49%.

The Intermediate Government Bond Series provided shareholders with a total return of 5.69% for the period under review.  This performance lagged the Lehman Brothers U.S. Government Intermediate Bond Index which had a total return of 8.06%.  The Intermediate Government Bond Series did not perform as well as the Lehman Brothers U.S. Government Intermediate Bond Index because the index is weighted heavily to U.S. Treasury securities which benefited disproportionately from a flight to quality during the reporting period.

It should be noted that the Lehman Brothers Municipal Bond and Government Bond Indices do not take into account any operating expenses or transaction costs.  An investment cannot be made directly in an index.

Despite unprecedented volatility in financial markets, all of our municipal bond funds outperformed their respective index. Our Short-to-Medium Series municipal bond funds performed better than our Income Series during the reporting period.  In “normal” years of steady or declining interest rates, our Income Series would typically be expected to outperform our Short-to-Medium Series.  However, the past six months has been anything but normal.  High levels of fear and uncertainty in credit markets caused investors to seek out bonds with shorter maturities.  The increased demand for short-term bonds generally caused prices of short-term bonds to increase more than prices of bonds with longer maturities.

The minutes from the Federal Reserve’s December 15-16, 2008 meeting indicate that the Fed’s staff has revised its economic forecast for 2009 down sharply.  Economic growth is expected to decline at a quicker pace in the first half of 2009 before slowly recovering over the remainder of the year as the stimulus from monetary and fiscal policy gains traction and the turmoil in the financial system begins to recede.  State and local governments will likely face significant budget pressures during the coming year as tax revenues continue to decline.  The federal government may provide some financial assistance to states as part of an economic stimulus package, most likely in the form of support for infrastructure spending and increased assistance for unemployment insurance and Medicaid.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any.  Performance data quoted represents past performance which is not a guarantee of future results.  The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2008.  Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series		Kentucky Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market	CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	30.81%	Aaa/AAA	27.27%
Aa/AA	54.86%	Aa/AA	66.29%
A	12.11%	A	5.25%
Baa/BBB	0.59%	Baa/BBB	0.27%
Not Rated	1.63%	Not Rated	0.92%
	100.00%		100.00%
COMPOSITION	% of Net Assets	COMPOSITION	% of Net Assets
Prerefunded	8.96%	Prerefunded	9.56%
General Obligation	1.14%	General Obligation	4.92%
Certificates of Participation	0.28%	Certificates of Participation	1.38%
Lease Revenue	9.70%	Lease Revenue	15.28%
Municipal Utility Revenue	1.55%	Municipal Utility Revenue	1.84%
Hospital and Healthcare Revenue	1.12%	Hospital and Healthcare Revenue	2.79%
State and Local Mortgage Revenue	2.72%	State and Local Mortgage Revenue	3.77%
University Consolidated Education and Building Revenue	0.68%	Insured Municipal	58.08%
Public Facilities Revenue	0.93%	Escrowed to Maturity	1.18%
Insured Municipal	66.27%	Other Assets Less Liabilities	1.20%
Escrowed to Maturity	5.53%		100.00%
Other Assets Less Liabilities	1.12%
	100.00%

Alabama Tax-Free Income Series		Mississippi Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market	CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	20.66%	Aaa/AAA	14.47%
Aa/AA	36.66%	Aa/AA	27.51%
A	35.32%	A	47.31%
Baa/BBB	4.89%	Baa/BBB	6.85%
Not Rated	2.47%	Not Rated	3.86%
	100.00%		100.00%
COMPOSITION	% of Net Assets	COMPOSITION	% of Net Assets
General Obligation	6.94%	General Obligation	10.00%
Prerefunded	1.82%	Prerefunded	2.84%
Lease Revenue	1.83%	Insured Municipal	80.58%
Municipal Utility Revenue	0.15%	Escrowed to Maturity	1.24%
Industrial Revenue	0.76%	Other Assets Less Liabilities	5.34%
Hospital and Healthcare Revenue	0.38%		100.00%
University Consolidated Education and Building Revenue	4.36%
Public Facilities Revenue	1.54%
Insured Municipal	78.66%
Other Assets Less Liabilities	3.56%
	100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series		Tennessee Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market	CREDIT QUALITY	% of Net Assets
Aaa/AAA	18.97%	Aaa/AAA	15.60%
Aa/AA	47.91%	Aa/AA	51.87%
A	18.70%	A	23.78%
Baa/BBB	13.17%	Baa/BBB	8.37%
Not Rated	1.25%	Not Rated	0.38%
	100.00%		100.00%
COMPOSITION	% of Net Assets	COMPOSITION	% of Net Assets
Prerefunded	2.42%
General Obligation	12.87%	General Obligation	9.20%
Lease Revenue	4.15%	Lease Revenue	9.05%
Hospital and Healthcare Revenue	8.83%	Municipal Utility Revenue	1.93%
State and Local Mortgage Revenue	5.16%	Hospital and Healthcare Revenue	1.12%
University Consolidated Education and Building Revenue	1.97%	State and Local Mortgage Revenue	3.88%
Insured Municipal	61.08%	Insured Municipal	73.14%
Escrowed to Maturity	1.41%	Other Assets Less Liabilities	1.68%
Other Assets Less Liabilities	2.11%		100.00%
	100.00%

North Carolina Tax-Free Income Series		North Carolina Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market	CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	21.97%	Aaa/AAA	24.31%
Aa/AA	52.13%	Aa/AA	45.13%
A	22.12%	A	24.56%
Baa/BBB	3.78%	Baa/BBB	2.26%
	100.00%	Not Rated	3.74%
			100.00%
COMPOSITION	% of Net Assets	COMPOSITION	% of Net Assets

Prerefunded	1.54%	General Obligation	5.21%
General Obligation	0.90%	Certificates of Participation	14.38%
Certificates of Participation	15.51%	Lease Revenue	4.15%
Lease Revenue	2.81%	Hospital and Healthcare Revenue	5.34%
Municipal Utility Revenue	1.59%	University Consolidated Education and Building Revenue	1.81%
Hospital and Healthcare Revenue	1.73%	Insured Municipal	64.74%
State and Local Mortgage Revenue	0.32%	Other Assets Less Liabilities	4.37%
Insured Municipal	71.92%		100.00%
Escrowed to Maturity	0.57%
Other Assets Less Liabilities	3.11%
	100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series

CREDIT QUALITY	% of Net Assets at Market	COMPOSITION	% of Net Assets
Aaa/AAA	100.00%	Federal Farm Credit	17.68%
		Federal Home Loan Bank	40.83%
		Federal Home Loan Mortgage	16.19%
		Federal National Mortgage Association	18.23%
		Student Loan Marketing Association	4.79%
		Other Investments in Fund	1.02%
		Other Assets Less Liabilities	1.26%
			100.00%

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
78.66% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding ^	5.000%	11/01/2024	A3	$150,000	$140,321
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Baa1/A*	75,000	70,489
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	225,000	211,093
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	472,505
AL State Board Education Bishop State Community College	4.600	01/01/2021	A2	100,000	95,466
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A2	450,000	438,854
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/AA*	50,000	51,145
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	139,214
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Baa1/A*	50,000	50,590
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Baa1/A*	170,000	162,134
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Baa1/A*	130,000	122,296
Alexander City AL Warrants	4.700	05/01/2021	Baa1/AA*	200,000	172,670
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA+*	260,000	255,939
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa3/AAA*/AAA@	300,000	300,600
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	298,121
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aa3/AA*/AA-@	100,000	103,814
Birmingham AL Warrants Parking Improvement Series C	5.000	04/01/2031	Aa3/AA*/AA-@	140,000	132,959
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	A2/A*	100,000	97,283
Birmingham AL Waterworks & Sewer Revenue Warrants - SeriesA	5.000	01/01/2023	A3/A+*	125,000	121,326
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	169,950
Daphne AL Warrants	5.000	04/01/2023	A1/A+*	250,000	252,705
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	Baa1/AA*/A@	260,000	239,161
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*/AAA@	190,000	193,682
Enterprise AL Water General Obligation	5.000	10/01/2019	Baa1/A*	55,000	57,566
Enterprise AL Water General Obligation	5.000	10/01/2023	Baa1/A*	450,000	455,117
Gadsden AL Warrants - Series B	4.600	08/01/2022	Baa1	100,000	97,045
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2	200,000	175,282
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA*	35,000	35,312
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa3/AAA*/AAA@	250,000	243,408
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AA+*	200,000	201,544
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AA*	100,000	97,685
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	370,478
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	16,702
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	111,756
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa2/AAA*/AAA@	300,000	294,951
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Baa1/AA*	30,000	27,477
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	104,534
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	76,550
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Baa1	275,000	261,960
Linden AL Warrants	5.250	06/01/2023	BBB+*	25,000	25,162
Madison AL Refunding Warrants	5.000	04/01/2021	Aa3/AAA*/AAA@	200,000	206,396
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	33,636
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	20,200
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA-*	50,000	51,816
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa3/AAA*/AAA@	250,000	253,423
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA*	150,000	144,350
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	A2	100,000	94,326
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	A2/A*	250,000	228,603
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A*	200,000	190,822
Roanoke AL Warrants	4.450	05/01/2020	Baa1/A*	150,000	152,267
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*/AAA@	50,000	47,234
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	281,367
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa1	100,000	79,626
Trussville AL Warrants	4.800	10/01/2021	A1	85,000	84,833
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa2/AA+*	250,000	254,615
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA*/AA-@	350,000	339,693
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	320,619
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	372,331
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*/AAA@	300,000	297,975
					10,398,970
GENERAL OBLIGATION BONDS
6.94% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,880
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,276

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
AL State - Series A	4.625%	09/01/2022	Aa2/AA*	$100,000	$100,539
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	43,288
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	14,792
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	101,580
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	595,492
					916,846
UNIVERSITY CONSOLIDATED EDUCATION & BUILDING
4.36% of Net Assets
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA*/AAA@	450,000	452,228
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	A1	120,000	124,327
					576,555
LEASE REVENUE BONDS
1.83% of Net Assets
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa3/AA-*	250,000	241,953
					241,953
PREREFUNDED BONDS
1.82% of Net Assets
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,566
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Baa1/A*	30,000	32,828
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aa3/AAA*	85,000	85,190
Phenix City AL School Warrants	5.450	08/01/2016	Baa1/A*	10,000	10,869
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aa3/AAA*/AAA@	10,000	10,134
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	A3	10,000	10,836
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	25,881
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Baa1/AA*	50,000	53,866
					240,169
PUBLIC FACILITIES REVENUE BONDS
1.54% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa2/AA*	190,000	194,053
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,031
					204,083
INDUSTRIAL REVENUE BONDS
.76% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	75,890
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	24,607
					100,497
HOSPITAL AND HEALTHCARE REVENUE BONDS
.38% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	A1	50,000	49,598
					49,598
MUNICIPAL UTILITY REVENUE BONDS
.15% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,215
					20,215

Total Investments (cost $13,386,476)(See (a) below for further explanation) 96.44% of Net Assets					$12,748,886

*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^
On or about July 9, 2008, the Indenture Trustee, U.S. Bank, declared an event of default for failure by the Issuer to cause an audit of thebooks and records of the University for the fiscal year ending on September 30, 2007.  The event of default does NOT constitute a failure to make payments of principal or interest under the bonds but does constitute a breach of the terms of the Indenture.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealizeddepreciation of securities as follows:

Unrealized appreciation	$46,686
Unrealized depreciation	(684,276)
Net unrealized depreciation	$(637,590)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
December 31, 2008

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		12,748,886
Level 3	Significant Unobservable Inputs		---
$12,748,886

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $13,386,476)		$12,748,886
Cash		317,864
Interest receivable		200,594
Prepaid expenses		165
Total assets		13,267,509
LIABILITIES:
Payable for:
Distributions to shareholders	40,249
Fund shares redeemed	78
Transfer agent fee	2,318
Investment advisory fee	1,439
Accrued expenses	3,527
Interest payable	10
Total liabilities		47,621
NET ASSETS:
Capital		13,918,272
Net accumulated realized loss on investment transactions		(60,794)
Net unrealized depreciation in value of investments		(637,590)
Net assets at value		$13,219,888
NET ASSET VALUE, offering price and redemption price per share
($13,219,888 -:- 1,199,873 shares outstanding; unlimited number
of shares authorized; no par value)		$11.02

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$316,991
Expenses:
Investment advisory fee	34,157
Transfer agent fee	10,247
Custodian expense	2,400
Pricing fees	2,614
Professional fees	490
Trustee fees	805
Other expenses	7,188
Total expenses	57,901
Fees waived by Adviser	(24,750)
Custodian expense reduction	(2,400)
Net expenses	30,751
Net investment income	286,240
Realized and unrealized gain on investments:
Net realized loss	(34,110)
Net increase in unrealized depreciation	(515,465)
Net realized and unrealized loss on investments	(549,575)
Net decrease in net assets resulting from operations	$(263,335)

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase in net assets:
Operations:
Net investment income	$286,240	$494,363
Net realized loss on investments	(34,110)	(16,730)
Net increase in unrealized depreciation	(515,465)	(150,480)
Net (decrease)/increase in net assets resulting from operations	(263,335)	327,153
Distributions to shareholders from net investment income	(286,240)	(494,363)
Distributions to shareholders from capital gains	-	(23,016)
Net fund share transactions (Note 4)	231,997	1,917,363
Total (decrease)/increase	(317,578)	1,727,137
Net assets:
Beginning of year	13,537,466	11,810,329
End of year	$13,219,888	$13,537,466

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding	ended	For the years ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$11.43	$11.59	$11.52	$11.91	$11.45
Income from investment operations:
Net investment income	0.12	0.46	0.47	0.47	0.48
Net gains/(losses) on securities,
both realized and unrealized	(0.41)	(0.14)	0.07	(0.39)	0.46
Total from investment operations	(0.29)	0.32	0.54	0.08	0.94
Less distributions:
Distributions from net investment income	(0.12)	(0.46)	(0.47)	(0.47)	(0.48)
Distributions from capital gains	0.00	(0.02)	0.00	0.00	0.00
Net asset value, end of year	$11.02	$11.43	$11.59	$11.52	$11.91
Total return	(1.53)%	2.84%	4.70%	0.65%	8.36%
Net assets, end of year (in thousands)	$13,220	$13,537	$11,810	$10,754	$7,800
Ratio of net expenses to average net assets (a)	0.23%	0.45%	0.43%	0.46%	0.46%
Ratio of net investment income to average net assets	2.11%	4.00%	4.00%	3.97%	4.08%
Portfolio turnover	8.95%	8.46%	5.43%	7.72%	3.96%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.
Expenses waived by Adviser and custodian/interest expense reductions were:
.18% and .02% for the six months ended 12/31/08; .35% and .04% for 2008; .37% and .04% for 2007; .38% and .05% for 2006; and .36% and .08% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
66.27% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,282,098
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,339,304
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	A2	1,510,000	1,548,430
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3/AAA@	3,085,000	3,092,157
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A2/A-*/AA@	9,595,000	8,231,071
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3/AAA@	4,070,000	4,103,822
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3/AAA@	4,265,000	4,282,529
Boone County KY Water - Florence	5.000	12/01/2015	A2	1,000,000	1,047,410
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,866,208
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,951,737
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,122,680
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-*	5,330,000	4,527,089
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3/AAA@	2,440,000	2,455,250
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,618,707
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,429,943
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,197,963
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,393,902
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa3/AAA*/AAA@	1,000,000	1,057,820
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	944,397
Carter County KY Detention Center	5.125	05/01/2029	Aa3/AAA@	960,000	978,317
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/AA*	1,580,000	1,612,485
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA*	2,285,000	2,353,664
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,085,444
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AAA*/AAA@	7,340,000	7,413,914
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa3/AAA*/AAA@	4,100,000	4,101,312
Franklin County School Building Revenue	4.750	05/01/2027	Aa3/AAA@	3,570,000	3,393,499
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/AA*	500,000	500,030
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,670
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,195,000	1,174,506
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,316,028
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,178,138
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	A3/A+*	3,450,000	3,450,000
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A+*	4,520,000	4,520,000
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/AA*	8,675,000	8,679,598
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3/AAA*/AAA@	3,770,000	3,654,789
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aa3/AAA*/AAA@	1,000,000	1,027,210
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aa3/AAA*/AAA@	2,000,000	2,045,280
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa3/AAA*/AAA@	2,500,000	2,417,200
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa3/AAA*/AAA@	7,545,000	7,205,098
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa3/AAA*/AAA@	5,025,000	5,013,342
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/AA*	2,940,000	2,954,847
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AA*	3,000,000	2,878,890
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,157,227
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,526,081
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,706,612
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA*/AA-@	2,000,000	2,071,160
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA*/AA-@	5,600,000	5,657,120
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA*/AA-@	5,880,000	5,889,055
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA*/AA-@	1,000,000	993,310
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/AA-@	6,000,000	6,660,060
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/AA*/AA-@	1,765,000	1,932,446
KY Asset Liability Commission University of Ky	5.000	10/01/2024	Aa3/AA*	5,445,000	5,471,408
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa3/AA*	6,090,000	6,032,937
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa3/AA*	8,075,000	8,231,817
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa3/AA*	7,405,000	7,463,425
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa3/AA*	3,700,000	3,724,975
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aa3/AAA*/AAA@	1,500,000	1,490,205
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	A*	2,000,000	2,001,740
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	A*	2,500,000	2,499,900
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	A*	6,500,000	6,501,625
KY Development Finance Authority - Appalachian Regional	5.850	10/01/2017	BB-*	500,000	382,700
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,626,395
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa2/AAA*	1,000,000	980,930
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,336,762
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,001,610
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	938,940
KY State Property & Building #73	5.000	11/01/2021	Aa3/AAA*/AAA@	1,000,000	1,017,360
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA*/AA-@	3,000,000	3,141,030

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
KY State Property & Building #76	5.500%	08/01/2021	Aa3/A+*/AA-@	$1,400,000	$1,517,894
KY State Property & Building #83	5.000	10/01/2013	Aa3/A+*/AA-@	610,000	653,273
KY State Property & Building #83	5.000	10/01/2017	Aa3/AA*/AA-@	5,000,000	5,316,400
KY State Property & Building #83	5.000	10/01/2018	Aa3/AA*/AA-@	17,750,000	18,787,843
KY State Property & Building #83	5.250	10/01/2020	Aa3/AA*/AA@	24,220,000	25,188,073
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA*/AA-@	4,000,000	3,739,600
KY State Property & Building #73	5.500	11/01/2017	Aa3/AAA*/AAA@	1,000,000	1,089,840
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,400,977
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,328,758
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA*/AA-@	10,000,000	10,494,300
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA*/AA-@	17,500,000	17,968,825
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA*/AA-@	1,355,000	1,350,501
KY State Property & Building #89	5.000	11/01/2025	Aa3/AAA*/AAA@	5,000,000	5,015,050
KY State Property & Building #89	5.000	11/01/2026	Aa3/AAA*/AAA@	5,000,000	4,924,250
KY State Property & Building #89	5.000	11/01/2027	Aa3/AAA*/AAA@	4,900,000	4,800,138
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA*/AA-@	2,940,000	3,216,536
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA*/AA-@	1,000,000	1,069,620
KY State Property & Building #81	5.000	11/01/2017	A1/A+*/A+@	2,060,000	2,135,849
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A+@	1,720,000	1,762,123
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A+@	2,385,000	2,423,685
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A+@	3,560,000	3,582,499
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A+@	3,930,000	3,868,063
KY State Turnpike Economic Development	5.150	07/01/2019	Aa3/AAA*/AAA@	1,000,000	1,035,040
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,660,246
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,384,858
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,805,363
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,000,000	2,007,700
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@/AA-*	4,720,000	4,722,879
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA*/AA-@	1,665,000	1,689,409
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA*/AA-@	5,175,000	5,178,053
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA*/AA-@	4,000,000	3,960,360
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	2,956,590
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aaa/AAA@	1,000,000	945,520
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3/AAA@	1,755,000	1,791,609
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3/AAA@	1,930,000	1,954,550
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	A2/AA-*/A+@	3,270,000	3,219,544
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa2/AA*/A+@	3,230,000	3,160,103
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	AA*/A+@	2,500,000	2,526,475
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	AA*/A+@	10,425,000	9,916,990
Louisville & Jefferson Metropolitan Sewer **	5.500	05/15/2034	Baa1/AA*/A+@	3,645,000	3,528,579
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA*/AAA@	2,855,000	2,937,938
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA*/AAA@	2,990,000	3,053,597
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA*/AAA@	3,135,000	3,187,825
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA*/AAA@	3,285,000	3,306,188
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA*/AAA@	10,000,000	10,021,000
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA*	7,000,000	7,064,540
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa2/AAA*	5,185,000	5,231,043
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA*/AAA@	2,655,000	2,828,425
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA*/AAA@	2,340,000	2,287,678
Louisville & Jefferson County KY Visitors & Convention Cent	4.500	12/01/2024	Aa3/AAA*/AAA@	2,250,000	2,168,100
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA*/AAA@	1,490,000	1,442,260
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	Baa1/A*	2,030,000	2,027,645
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,406,675
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,740,000	4,775,834
Louisville KY Parking Authority - River City First Mortgage	5.000	12/01/2017	A1/AA*	1,000,000	1,001,220
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa3/AAA@	695,000	722,286
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,428,532
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3	1,655,000	1,690,880
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,747,184
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aa3	4,000,000	4,055,040
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Baa1/A*	1,550,000	1,597,663
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3/AAA@	1,130,000	1,139,933
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/AAA@	2,505,000	2,471,132
Northern KY University Certificate of Participation	4.900	12/01/2021	A3	2,725,000	2,727,752
Northern KY University Certificate of Participation	5.000	12/01/2024	A3	2,000,000	1,961,200
Northern KY Water District **	4.750	02/01/2019	A2	1,000,000	1,003,080
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,106,088
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,646,067
Northern KY Water District	4.125	02/01/2021	A2	1,380,000	1,217,395
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,286,277

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
Northern KY Water District **	6.000%	02/01/2028	Aa3/AAA@	$1,010,000	$1,068,752
Northern KY Water District	6.000	02/01/2031	Aa3/AAA@	1,000,000	1,053,550
Northern KY Water District **	6.500	02/01/2033	Aa3/AAA@	1,585,000	1,696,869
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	105,000	106,120
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	2,915,000	2,942,693
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,851,445
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,019,240
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	1,846,123
					505,427,838
LEASE REVENUE BONDS
9.70% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,073,852
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,057,810
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,024,460
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,585,000	1,588,630
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,185,792
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,119,633
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,704,335
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,261,110
KY Area Development Districts Financing Lease - Ewing	5.600	06/01/2022	AA*	1,055,000	1,090,226
KY Area Development Districts Financing Lease - Ewing	5.350	12/01/2022	AA*	2,560,000	2,626,458
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	710,000	733,068
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	1,095,000	1,119,506
KY Area Development Districts Financing Lease - Ewing	4.700	06/01/2024	AA*	2,625,000	2,557,459
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	400,352
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,020,930
KY Infrasturcture Authority - Series E	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,046,489
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,557,555
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,600,265
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,618,440
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/AA-@	1,000,000	1,027,210
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	19,080,000	19,266,030
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,925,000	2,953,636
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,138,709
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	2,881,719
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,142,292
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,426,480
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,941,464
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,022,630
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,272,860
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,721,165
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	829,928
					74,010,492
PREREFUNDED BONDS
8.96% of Net Assets
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,267,728
Georgetown College Project - Series A	6.000	11/15/2016	NR	1,000,000	1,096,590
Georgetown College Project - Series A	6.250	11/15/2020	NR	4,000,000	4,404,800
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,306,211
KY Area Development Districts Financing Lease - Ewing	5.700	06/01/2015	AA*	1,500,000	1,621,110
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,514,783
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA@	2,000,000	2,151,520
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA@	2,000,000	2,190,320
KY State Property & Building #85	5.000	08/01/2020	Aa3/AAA*/AAA@	5,760,000	6,678,202
KY State Property & Building #85	5.000	08/01/2022	Aa3/AAA*/AAA@	8,200,000	9,507,162
KY State Property & Building #85	5.000	08/01/2023	Aa3/AAA*/AAA@	7,500,000	8,695,575
KY State Property & Building #85	5.000	08/01/2024	Aa3/AAA*/AAA@	13,300,000	15,420,153
KY State Property & Building #85	5.000	08/01/2025	Aa3/AAA*/AAA@	2,500,000	2,898,525
KY State Property & Building #77	5.250	08/01/2015	Aa3/AAA*/AA-@	1,140,000	1,304,160
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,983,120
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,182,739
University of Kentucky Housing and Dining	4.400	06/01/2017	Aa3/AAA@	2,815,000	3,099,174
					68,321,871
ESCROWED TO MATURITY BONDS
5.53% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,033,860
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	Baa1	1,220,000	1,323,261
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	Baa1/AA*	33,000,000	33,346,170
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/AA*	4,980,000	5,411,119

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS (continued)
KY Development Finance Authority - Norton Health	6.125%	10/01/2010	Baa1	$1,035,000	$1,056,393
					42,170,803
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.72% of Net Assets
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,114,908
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,120,667
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	6,280,000	5,497,386
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,445,832
KY Housing Corporation - Series E	5.375	07/01/2033	Aaa/AAA*	2,175,000	2,046,762
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	1,810,920
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,707,074
					20,743,549
MUNICIPAL UTILITY REVENUE BONDS
1.55% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,185,224
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	10,665,482
					11,850,706
GENERAL OBLIGATION BONDS
1.14% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,042,790
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,329,822
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA+*	1,605,000	1,646,008
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,802,635
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA+*	1,775,000	1,858,674
					8,679,929
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.12% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A+*	535,000	535,000
KY Development Finance Authority - Green River	6.000	11/01/2010	Aaa	695,000	695,257
KY Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	2,075,000	2,105,814
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	955,280
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,822,074
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,435,779
					8,549,205
PUBLIC FACILITIES REVENUE BONDS
.93% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,036,140
Boone County KY Public Property Corporation - Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,791,738
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	260,000	260,335
KY State Turnpike Economic Development	5.000	07/01/2027	Aa3/AA+*/AA-@	2,580,000	2,558,483
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*/AA-@	1,460,000	1,424,478
					7,071,174
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.68% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,146,791
Louisville & Jefferson County - Papa Johns Stadium	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,054,870
					5,201,661
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
.28% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,105,000	1,086,292
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,046,651
					2,132,944

Total Investments (cost $762,644,058)(See (a) below for further explanation) 98.88% of Net Assets					$754,160,170

**	When-issued security or extended settlement - see footnote 1(D)
*	Standard and Poor's Corporation
@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^^
On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code.  The Issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$12,571,633
Unrealized depreciation	(21,055,521)
Net unrealized depreciation	$(8,483,888)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		754,160,170
Level 3	Significant Unobservable Inputs		---
$754,160,170

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $762,644,058)		$754,160,170
Cash		3,321,443
Broker receivable		142,000
Receivable from investments sold		5,910,244
Interest receivable		10,316,193
Total assets		773,850,050
LIABILITIES:
Payable for:
Investments purchased	7,143,298
Distributions to shareholders	3,322,755
Fund shares redeemed	260,746
Investment advisory fee	251,331
Transfer agent fee	75,757
Trustee fee	20,896
Accrued expenses	100,446
Total liabilities		11,175,229
NET ASSETS:
Capital		770,474,539
Net accumulated realized gain on investment transactions		684,170
Net unrealized depreciation in value of investments		(8,483,888)
Net assets at value		$762,674,821
NET ASSET VALUE, offering price and redemption price per share
($762,674,821 -:- 104,436,400 shares outstanding; unlimited number
of shares authorized; no par value)		$7.30

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$17,240,826
Expenses:
Investment advisory fee	1,496,820
Transfer agent fee	451,406
Custodian expense	17,986
Professional fees	94,951
Trustee fees	43,661
Other expenses	72,032
Total expenses	2,176,856
Custodian expense reduction	(17,986)
Net expenses	2,158,870
Net investment income	15,081,956
Realized and unrealized loss on investments:
Net realized loss	(34,515)
Net increase in unrealized depreciation	(8,441,702)
Net realized and unrealized loss on investments	(8,476,217)
Net increase in net assets resulting from operations	$6,605,739

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase in net assets:
Operations:
Net investment income	$15,081,956	$28,081,655
Net realized gain on investments	1,205,282	1,038,498
Net decrease in unrealized appreciation	(8,441,702)	(5,383,417)
Net increase in net assets resulting from operations	7,845,536	23,736,736
Distributions to shareholders from net investment income	(15,081,956)	(28,081,655)
Distributions to shareholders from capital gains	(1,239,797)	(9,603)
Net fund share transactions (Note 4)	36,537,653	36,495,116
Total increase	28,061,436	32,140,594
Net assets:
Beginning of year	734,613,385	702,472,791
End of year	$762,674,821	$734,613,385

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the years ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$7.39	$7.43	$7.67	$7.67	$7.49
Income from investment operations:
Net investment income	0.14	0.29	0.30	0.30	0.32
Net gains/(losses) on securities,
both realized and unrealized	(0.08)	(0.04)	0.04	(0.27)	0.18
Total from investment operations	0.06	0.25	0.34	0.03	0.50
Less distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.30)	(0.30)	(0.32)
Distributions from capital gains	(0.01)	-	(0.01)	-	-
Net asset value, end of year	$7.30	$7.39	$7.43	$7.67	$7.67
Total return	0.97%	3.47%	4.51%	0.41%	6.79%
Net assets, end of year (in thousands)	$762,675	$734,613	$702,473	$686,929	$683,296
Ratio of net expenses to average net assets (a)	0.29%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	2.04%	3.94%	3.94%	4.00%	4.20%
Portfolio turnover	3.63%	5.69%	6.76%	17.60%	19.38%

(a)	Percentages are after custodian/interest expense reductions.
Percentages before custodian/interest expense reductions were:
.29% for the six months ended December 31, 2008; .58% for 2008; .58% for 2007; .59% for 2006; and .60% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
58.08% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$505,000	$527,361
Carrollton & Henderson Ky Public Energy Authority Gas	5.000	01/01/2009	Aa3/AAA*/AAA@	3,650,000	3,650,000
Eastern KY University Consolidated Education Building	4.300	05/01/2009	A2/AA*	500,000	504,625
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,062,611
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA*/AA-@	1,000,000	1,106,520
KY Asset Liability Project Notes	5.000	09/01/2013	Aa3/AA*/AA-@	865,000	950,453
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/AA-@	2,000,000	2,197,580
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA*	1,250,000	1,379,963
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA*/AA-@	3,000,000	3,107,580
KY State Property & Building #69	5.000	08/01/2009	Aa3/AAA*/AAA@	1,620,000	1,652,400
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	752,700
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,230,300
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,113,320
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA*/AA-@	1,000,000	1,049,430
KY State Property & Building #74	5.375	02/01/2011	Aa3/AAA*/AAA@	1,005,000	1,068,546
KY State Property & Building #83	5.000	10/01/2019	Aa3/A*/AA-@	1,750,000	1,839,040
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,804,641
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,027,378
Oldham County School Building Corporation	4.375	06/01/2018	Aa3/AAA@	2,570,000	2,669,870
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	827,885
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,398,641
					32,920,844
LEASE REVENUE BONDS
15.28% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	560,000	573,675
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,043,130
KY Infractructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,080,200
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa3/A+*/AA-@	1,240,000	1,302,756
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,309,034
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	808,823
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	557,744
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	485,848
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	497,525
					8,658,736
PREREFUNDED BONDS
9.56% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2	2,100,000	2,245,845
KY Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,151,520
KY Development Finance Authority - Norton Health	5.850	10/01/2015	A2/AA*	885,000	1,022,679
					5,420,044
GENERAL OBLIGATION BONDS
4.92% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA+*	2,635,000	2,787,066
					2,787,066
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.77% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,412,865
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	723,645
					2,136,510
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.79% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	259,396
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,014,920
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1/A-@	300,000	304,455
					1,578,771
MUNICIPAL UTILITY REVENUE BONDS
1.84% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA+*	1,000,000	1,043,430
					1,043,430
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
1.38% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	783,675
					783,675

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
December 31, 2008

Bond Description	Coupon	Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.18% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700%	11/01/2009	Ba1	$500,000	$516,930
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	Baa1	150,000	153,101
					670,031

Total Investments (cost $54,786,199)(See (a) below for further explanation) 98.80% of Net Assets					$55,999,107

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,486,683
Unrealized depreciation	(273,775)
Net unrealized depreciation	$1,212,908

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		55,999,107
Level 3	Significant Unobservable Inputs		---
$55,999,107

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $54,786,199)		$55,999,107
Cash		751,548
Interest receivable		760,330
Total assets		57,510,985
LIABILITIES:
Payable for:
Investments purchased	734,136
Distributions to shareholders	50,456
Fund shares redeemed	3,213
Investment advisory fee	23,562
Transfer agent fee	5,302
Trustee fee	5,379
Accrued expenses	10,925
Total liabilities		832,973
NET ASSETS:
Capital		57,158,661
Net accumulated realized loss on investment transactions		(1,693,557)
Net unrealized appreciation in value of investments		1,212,908
Net assets at value		$56,678,012
NET ASSET VALUE, offering price and redemption price per share
($56,678,012 -:- 10,878,197 shares outstanding; unlimited number
of shares authorized; no par value)		$5.21

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$1,099,035
Expenses:
Investment advisory fee	137,602
Transfer agent fee	36,049
Custodian expense	2,400
Professional fees	9,777
Trustee fees	3,216
Other expenses	9,979
Total expenses	199,023
Custodian expense reduction	(2,400)
Net expenses	196,623
Net investment income	902,412
Realized and unrealized gain/(loss) on investments:
Net realized loss	(45,876)
Net increase in unrealized appreciation	632,445
Net realized and unrealized gain on investments	586,569
Net increase in net assets resulting from operations	$1,488,981

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Decrease in net assets:
Operations:
Net investment income	$902,412	$1,875,479
Net realized loss on investments	(45,876)	(243,913)
Net increase in unrealized appreciation	632,445	661,855
Net increase in net assets resulting from operations	1,488,981	2,293,421
Distributions to shareholders from net investment income	(902,412)	(1,875,479)
Net fund share transactions (Note 4)	2,136,674	(7,765,183)
Total increase/(decrease)	2,723,243	(7,347,241)
Net assets:
Beginning of year	53,954,769	61,302,010
End of year	$56,678,012	$53,954,769

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the years ended
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$5.16	$5.13	$5.14	$5.28	$5.27
Income from investment operations:
Net investment income	0.09	0.17	0.17	0.15	0.15
Net gains/(losses) on securities,
both realized and unrealized	0.05	0.03	(0.01)	(0.14)	0.01
Total from investment operations	0.14	0.20	0.16	0.01	0.16
Less distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.17)	(0.15)	(0.15)
Net asset value, end of year	$5.21	$5.16	$5.13	$5.14	$5.28
Total return	2.65%	3.94%	3.10%	0.22%	3.11%
Net assets, end of year (in thousands)	$56,678	$53,955	$61,302	$84,048	$97,941
Ratio of net expenses to average net assets (a)	0.36%	0.72%	0.72%	0.71%	0.69%
Ratio of net investment income to average net assets	1.65%	3.28%	3.25%	2.92%	2.87%
Portfolio turnover	6.61%	14.17%	4.87%	17.86%	9.51%

(a)	Percentages are after custodian/interest expense reductions.
Percentages before custodian/interest expense reductions were:
.37% for the six months ended December 31,2008; .73% for 2008; .72% for 2007; .72% for 2006; .71% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
80.58% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aa3/AAA@	$30,000	$31,282
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	NR*	75,000	76,809
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Baa1/A*	20,000	20,951
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	320,000	282,701
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Baa1/A*	120,000	126,508
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Baa1/A*/BBB+@	100,000	91,425
MS Development Bank Special Obligation Capital Project ^^	5.000	07/01/2031	Baa1/A*	75,000	71,213
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Baa1/A*	30,000	30,018
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	A1/AA-*	125,000	122,386
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aa3/AAA*/AAA@	50,000	50,585
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AAA*/AAA@	100,000	99,657
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AAA*/AAA@	60,000	57,824
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	Baa1/A*	50,000	50,999
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A3	100,000	97,914
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	Baa1/A*	325,000	321,074
MS Development Bank Special Obligation Capital Projects ^^	5.875	07/01/2024	Baa1/A*	55,000	54,696
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	BAA1/A*	370,000	330,591
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aa3/AAA*/AAA@	100,000	104,436
MS Home Corporation Single Family Mortgage - Series E-1	5.050	12/01/2028	Aaa	95,000	86,020
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Baa2	100,000	81,997
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	Baa1/A*	150,000	119,408
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	A1/AA*	100,000	93,897
MS Development Bank Special Obligation City of Jackson	5.000	03/01/2022	A1/AA-*	200,000	203,358
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aa3/AA*/AA@	200,000	206,478
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aa3	75,000	80,069
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa3/AA*	350,000	349,234
Olive Branch MS Public Improvement	4.125	06/01/2022	A1	100,000	90,606
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aa3/AAA@	30,000	31,472
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa1	200,000	202,300
University Southern MS Education Building - Series A	5.000	03/01/2022	Aa3/AAA@	100,000	102,228
					3,668,134
GENERAL OBLIGATION BONDS
10.00% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,546
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,498
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	A-*	145,000	139,610
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,969
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	200,000	223,472
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,376
					455,472
PREREFUNDED BONDS
2.84% of Net Assets
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,082
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,211
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Baa1/A*	25,000	29,144
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AAA*/AAA@	10,000	11,371
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Baa1/A*	5,000	5,526
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aa3/AAA*/AAA@	10,000	10,638
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Baa1/A*	25,000	25,575
Southern MS University Educational Building Corporation	5.750	03/01/2021	Baa1	10,000	10,990
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Baa1/A*	15,000	15,906
					129,445
ESCROWED TO MATURITY BONDS
1.24% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/AAA*	25,000	27,805
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR*	25,000	28,603
					56,408

Total Investments (cost $4,526,609) (See (a) below for further explanation) 94.66% of Net Assets					$4,309,459

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
December 31, 2008

# Bond ratings are unaudited.
^^ On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The Issuer is pursuing an appeal of the proposed adverse determination.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$45,273
Unrealized depreciation	(262,423)
Net unrealized depreciation	$(217,150)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		4,309,459
Level 3	Significant Unobservable Inputs		---
$4,309,459

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $4,526,609)		$4,309,459
Cash		189,173
Interest receivable		72,948
Receivable from Adviser		118
Total assets		4,571,698
LIABILITIES:
Payable for:
Distributions to shareholders	13,618
Fund shares redeemed	203
Transfer agent fee	2,221
Trustee fee	47
Accrued expenses	3,367
Total liabilities		19,456
NET ASSETS:
Capital		4,793,003
Net accumulated realized loss on investment transactions		(23,611)
Net unrealized depreciation in value of investments		(217,150)
Net assets at value		$4,552,242
NET ASSET VALUE, offering price and redemption price per share
($4,552,242 -:- 425,534 shares outstanding; unlimited number
of shares authorized; no par value)		$10.70

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Net investment income:
Interest income	$105,940
Expenses:
Investment advisory fee	11,541
Transfer agent fee	3,462
Custodian expense	2,400
Pricing fees	2,521
Professional fees	1,192
Trustee fees	280
Other expenses	3,416
Total expenses	24,812
Fees waived by Adviser	(12,570)
Custodian expense reduction	(2,400)
Net expenses	9,842
Net investment income	96,098
Realized and unrealized loss on investments:
Net realized loss	(8,467)
Net increase in unrealized depreciation	(159,897)
Net realized and unrealized loss on investments	(168,364)
Net decrease in net assets resulting from operations	$(72,266)

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/2008	2008
Increase/(decrease) in net assets:
Operations:
Net investment income	$96,098	$192,571
Net realized loss on investments	(8,467)	(4,826)
Net increase in unrealized depreciation	(159,897)	(50,753)
Net (decrease)/increase in net assets resulting from operations	(72,266)	136,992
Distributions to shareholders from net investment income	(96,098)	(192,571)
Distributions to shareholders from realized gains	-	(607)
Net fund share transactions (Note 4)	273,836	(600,417)
Total increase/(decrease)	105,472	(656,603)
Net assets:
Beginning of year	4,446,770	5,103,373
End of year	$4,552,242	$4,446,770

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the years ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$11.08	$11.24	$11.25	$11.84	$11.34
Income from investment operations:
Net investment income	0.23	0.45	0.45	0.46	0.47
Net gains/(losses) on securities,
both realized and unrealized	(0.38)	(0.16)	0.04	(0.54)	0.50
Total from investment operations	(0.15)	0.29	0.49	(0.08)	0.97
Less distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.46)	(0.46)	(0.47)
Distributions from capital gains	-	-	(0.05)	(0.05)	-
Net asset value, end of year	$10.70	$11.08	$11.24	$11.25	$11.84
Total return	(1.39)%	2.64%	4.39%	(0.76)%	8.66%
Net assets, end of year (in thousands)	$4,552	$4,447	$5,103	$4,970	$4,786
Ratio of net expenses to average net assets (a)	0.22%	0.45%	0.45%	0.46%	0.41%
Ratio of net investment income to average net assets	2.10%	4.02%	3.98%	3.95%	3.99%
Portfolio turnover	8.43%	2.79%	11.57%	16.33%	8.91%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.
Expenses waived by Adviser and custodian/interest expense reductions were:
.28% and .05% for the six months ended December 31, 2008; .46% and .10% for 2008; .43% and .09% for 2007; .44% and .10% for 2006; .45% and .12% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
71.92% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$944,470
Burke County NC Certificates of Participation	5.000	04/01/2023	Aa3/A*	1,000,000	988,880
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa3/AAA*/AAA@	1,000,000	1,009,680
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Baa1	500,000	482,105
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/AA*/A+@	1,000,000	1,023,460
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	A1/A+*/A+@	1,000,000	925,200
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	943,120
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Baa1/A*	500,000	505,305
Dare County NC Utility System Revenue	5.250	06/01/2018	A2/AA*/A+@	250,000	255,015
Dare County NC Certificates of Participation	5.125	06/01/2018	A1/A+*/A+@	500,000	522,495
Davie County NC Public School & Community College Facility	5.000	06/01/2023	A2/A*	1,000,000	993,860
Davie County NC Public School & Community College Facility	5.000	06/01/2025	A2/A*	1,690,000	1,625,831
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,000,000	1,051,130
Henderson County NC Certificates of Participation	5.000	05/01/2025	A1/A+*/A+@	1,000,000	987,840
Iredell County NC Certificate of Participation Public Facility	5.250	10/01/2020	A1/AA-@	1,000,000	1,045,160
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	A1/AA-*	1,000,000	1,001,790
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*/AAA@	500,000	457,975
Lee County NC Certificate of Participation	5.000	04/01/2025	Aa3/AAA*/AAA@	550,000	546,931
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	98,468
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Baa1/A*	1,680,000	1,614,329
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/AA*/A+@	1,175,000	1,124,017
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aa2/AA-*/AA-@	1,000,000	1,026,130
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	BBB+*	600,000	577,356
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	BBB+*	630,000	560,335
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*/AAA@	2,000,000	1,813,160
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,177
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA*	1,000,000	962,240
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1/A*	1,000,000	1,053,240
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Baa1/A*/BBB+@	1,000,000	901,820
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	Aa2/AAA+/AAA@	750,000	821,813
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA*/A@	1,000,000	1,021,670
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AAA@	1,000,000	1,021,960
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Baa1/A*	500,000	461,875
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	505,640
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Baa1/A*/AA@	5,000	5,006
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Baa1/A*/BBB+@	50,000	50,018
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,035,510
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,014,010
Randolph County NC Certificates of Participation	5.000	02/01/2027	A1	1,000,000	939,850
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa2/AAA*	750,000	715,245
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aa3/AAA*/AAA@	1,250,000	1,277,513
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aa3/AAA*/AAA@	1,000,000	993,060
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aa3/A*	500,000	506,550
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,048,310
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AA*	1,000,000	1,002,110
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AA*	580,000	556,139
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aa2	1,000,000	999,920
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,438,020
Wilmington NC Store Water Revenue	5.000	06/01/2028	A1/AA*	500,000	487,245
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa2/AAA*/AAA@	780,000	798,626
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa2/AAA*/AAA@	750,000	747,458
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa2/AAA*/AAA@	1,355,000	1,307,941
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AAA@	500,000	503,175
					44,450,180
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.51% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA*/AA-@	650,000	662,649
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,016,320
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,453,254
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	782,502
Charlotte NC Certificates of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,043,930
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,052
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	552,838

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED) (continued)
Mecklenburg County NC Certificates of Participation Series B	5.000%	02/01/2026	Aa1/AA+*/AA+@	$1,000,000	$1,009,400
Mooresville NC Certificates of Participation	5.000	09/01/2032	A+*	1,000,000	915,650
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,517,970
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	627,803
					9,587,368
LEASE REVENUE BONDS
2.81% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	710,790
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,027,120
					1,737,910
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.73% of Net Assets
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/A+*/AA-@	1,000,000	999,220
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,468
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,213
					1,069,901
MUNICIPAL UTILITY REVENUE BONDS
1.59% of Net Assets
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	980,372
					980,372
PREREFUNDED BONDS
1.54% of Net Assets
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	BBB+*/BBB+@	805,000	951,687
					951,687
GENERAL OBLIGATION BONDS
.90% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	229,154
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	328,091
					557,244
ESCROWED TO MATURITY BONDS
.57% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	351,234
					351,234
STATE AND LOCAL MORTGAGE REVENUE BONDS
.32% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	30,041
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,026
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,360
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,060
					200,487

Total Investments (cost $62,508,155) (See (a) below for further explanation) 96.89% of Net Assets					$59,886,383

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$308,298
Unrealized depreciation	(2,930,070)
Net unrealized depreciation	$(2,621,772)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
December 31, 2008

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		59,886,383
Level 3	Significant Unobservable Inputs		---
$59,886,383

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $62,508,155)		$59,886,383
Cash		1,410,597
Interest receivable		787,443
Prepaid expenses		1,434
Total assets		62,085,857
LIABILITIES:
Payable for:
Distributions to shareholders	172,069
Fund shares redeemed	61,734
Investment advisory fee	26,903
Transfer agent fee	6,983
Accrued expenses	13,278
Total liabilities		280,967
NET ASSETS:
Capital		64,810,107
Net accumulated realized loss on investment transactions		(383,445)
Net unrealized depreciation in value of investments		(2,621,772)
Net assets at value		$61,804,890
NET ASSET VALUE, offering price and redemption price per share
($61,804,890 -:- 5,993,042 shares outstanding; unlimited number
of shares authorized; no par value)		$10.31

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$1,479,773
Expenses:
Investment advisory fee	157,755
Transfer agent fee	40,886
Custodian expense	2,400
Professional fees	7,274
Trustee fees	3,745
Other expenses	15,067
Total expenses	227,127
Custodian expense reduction	(2,400)
Net expenses	224,727
Net investment income	1,255,046
Realized and unrealized gain on investments:
Net realized gain	78,636
Net increase in unrealized depreciation	(2,069,874)
Net realized and unrealized loss on investments	(1,991,238)
Net decrease in net assets resulting from operations	$(736,192)

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase in net assets:
Operations:
Net investment income	$1,255,046	$2,282,515
Net realized gain on investments	78,636	225,541
Net decrease in unrealized appreciation	(2,069,874)	(1,039,402)
Net (decrease)/increase in net assets resulting from operations	(736,192)	1,468,654
Distributions to shareholders from net investment income	(1,255,046)	(2,282,515)
Net fund share transactions (Note 4)	(1,503,815)	11,119,539
Total (decrease)/increase	(3,495,053)	10,305,678
Net assets:
Beginning of year	65,299,943	54,994,265
End of year	$61,804,890	$65,299,943

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$10.62	$10.74	$10.74	$11.10	$10.78
Income from investment operations:
Net investment income	0.10	0.41	0.41	0.42	0.44
Net gains/(losses) on securities,
both realized and unrealized	(0.31)	(0.12)	0.00	(0.36)	0.32
Total from investment operations	(0.21)	0.29	0.41	0.06	0.76
Less distributions:
Distributions from net investment income	(0.10)	(0.41)	(0.41)	(0.42)	(0.44)
Net asset value, end of year	$10.31	$10.62	$10.74	$10.74	$11.10
Total return	(0.96)%	2.69%	3.85%	0.59%	7.13%
Net assets, end of year (in thousands)	$61,805	$65,300	$54,994	$48,770	$44,739
Ratio of net expenses to average net assets (a)	0.36%	0.71%	0.73%	0.72%	0.69%
Ratio of net investment income to average net assets	2.01%	3.76%	3.79%	3.89%	3.97%
Portfolio turnover	2.58%	11.03%	5.20%	12.73%	7.96%

(a)	Percentages are after custodian/interest expense reductions.
Percentages before custodian/interest expense reductions were:
.37% for the six months ended December 31, 2008; .72% for 2008; .74% for 2007; .74% for 2006; .72% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.74% of Net Assets
Catawba County NC Certificate of Participation	5.250%	06/01/2016	Aa3	$125,000	$136,155
Catawba County NC Certificate of Participation	5.250	06/01/2018	Aa3	125,000	134,618
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aa3/AA*	200,000	214,252
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aa3/AAA*/AAA@	100,000	101,169
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,088,380
Davie County NC Community College	4.000	06/01/2013	A2/A*	250,000	264,080
Greenville NC Certificate of Participation Public Facilities	4.600	06/01/2011	A1/AA*	100,000	100,808
Harnett County NC Certificate of Participation	5.250	12/01/2009	AAA*/AAA@	240,000	248,518
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	A3/A*	635,000	681,120
Henderson County NC Certificates of Participation-Series A	5.250	05/01/2020	A1/A+*/A+@	300,000	310,254
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	A1/AA-*	425,000	453,152
Lee County NC Certificate of Participation	5.000	04/01/2016	Aa3/AAA*/AAA@	215,000	231,508
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	407,877
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	A1/AA*/A+@	100,000	101,814
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*/AAA@	1,100,000	1,106,336
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	BBB+*	100,000	100,884
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BBB+*/BBB+@	120,000	120,000
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa2/AAA*/AAA@	250,000	263,940
NC Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	BBB+*	25,000	25,040
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	A2	350,000	353,577
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	A2/AA*/A@	200,000	207,840
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA*/A@	200,000	204,334
Pitt County NC Certificate of Participation School Facilities	4.750	04/01/2010	Aa3/AAA*/AAA@	100,000	103,690
Union County NC Certificate of Participation	5.000	06/01/2012	Aa3/AA-*/AA-@	100,000	108,821
Union County NC Certificate of Participation	5.000	06/01/2020	Aa3/AA-*/AA-@	250,000	260,840
University NC System Pool Revenue	5.000	10/01/2009	Baa1/AA*	50,000	50,025
					7,379,031
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.38% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	135,000	146,993
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	264,358
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	280,972
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	310,590
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	530,665
Pitt County NC Certificate of Participation Jail Facility	4.000	04/01/2013	A1/AA*/AA-@	100,000	105,060
					1,638,638
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.34% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	200,258
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	136,463
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	272,470
					609,191
GENERAL OBLIGATION BONDS
5.21% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	155,946
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,543
NC Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*/AAA@	115,000	116,850
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	270,625
					593,964
LEASE REVENUE BONDS
4.15% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa2/AAA*/AA+@	75,000	75,824
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa2/AAA*/AA+@	250,000	266,625
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A-*/A@	125,000	130,091
					472,541
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.81% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	206,017
					206,017

Total Investments (cost $10,833,844) (See (a) below for further explanation) 95.63% of Net Assets					$10,899,381

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
December 31, 2008

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$100,652
Unrealized depreciation	(35,115)
Net unrealized depreciation	$65,537

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		10,899,381
Level 3	Significant Unobservable Inputs		---
$10,899,381

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $10,833,844)		$10,899,381
Cash		394,211
Interest receivable		132,088
Total assets		11,425,680
LIABILITIES:
Payable for:
Distributions to shareholders	10,222
Fund shares redeemed	288
Investment advisory fee	4,670
Transfer agent fee	1,413
Trustee fee	315
Accrued expenses	10,984
Total liabilities		27,892
NET ASSETS:
Capital		11,490,562
Net accumulated realized loss on investment transactions		(158,311)
Net unrealized appreciation in value of investments		65,537
Net assets at value		$11,397,788
NET ASSET VALUE, offering price and redemption price per share
($11,397,788 -:- 1,095,439 shares outstanding; unlimited number
of shares authorized; no par value)		$10.40

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$220,608
Expenses:
Investment advisory fee	28,256
Transfer agent fee	8,477
Custodian expense	2,400
Professional fees	3,804
Trustee fees	669
Other expenses	5,963
Total expenses	49,569
Fees waived by Adviser	(2,550)
Custodian expense reduction	(2,400)
Net expenses	44,619
Net investment income	175,989
Realized and unrealized gain on investments:
Net realized gain	6,025
Net increase in unrealized appreciation	30,240
Net realized and unrealized gain on investments	36,265
Net increase in net assets resulting from operations	$212,254

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase/(decrease) in net assets:
Operations:
Net investment income	$175,989	$346,156
Net realized gain/(loss) on investments	6,025	(3,206)
Net increase in unrealized appreciation	30,240	94,723
Net increase in net assets resulting from operations	212,254	437,673
Distributions to shareholders from net investment income	(175,989)	(346,156)
Net fund share transactions (Note 4)	227,258	(238,715)
Total increase/(decrease)	263,523	(147,198)
Net assets:
Beginning of year	11,134,265	11,281,463
End of year	$11,397,788	$11,134,265

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the years ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$10.37	$10.30	$10.31	$10.60	$10.57
Income from investment operations:
Net investment income	0.16	0.32	0.32	0.30	0.30
Net gains/(losses) on securities,
both realized and unrealized	0.03	0.07	(0.01)	(0.29)	0.03
Total from investment operations	0.19	0.39	0.31	0.01	0.33
Less distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.32)	(0.30)	(0.30)
Net asset value, end of year	$10.40	$10.37	$10.30	$10.31	$10.60
Total return	1.85%	3.78%	2.97%	0.06%	3.14%
Net assets, end of year (in thousands)	$11,398	$11,134	$11,281	$13,187	$16,829
Ratio of net expenses to average net assets (a)	0.40%	0.82%	0.81%	0.74%	0.56%
Ratio of net investment income to average net assets	1.57%	3.03%	3.01%	2.83%	2.81%
Portfolio turnover	6.17%	23.91%	13.33%	19.07%	5.93%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.
Expenses waived by Adviser and custodian/interest expense reductions were:
.01% and .02% for the six months ended December 31, 2008; 0% and .04% for 2008; 0% and .04% for 2007; .05% and.03% for 2006; and .21% and .03% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
61.08% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-*	$1,500,000	$1,452,555
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	690,690
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,052,394
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	A2	750,000	687,990
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aaa/AAA*/AAA@	1,000,000	1,000,620
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,051,443
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,116,138
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2	680,000	634,936
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	A1	1,000,000	990,090
Columbia TN Refunded - Sewer System	5.000	12/01/2024	A1	1,235,000	1,226,911
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	Baa1/A+*	1,000,000	999,930
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aaa	2,540,000	2,533,802
Giles County TN	4.500	02/01/2018	A2	1,000,000	1,024,560
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	486,578
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,006,640
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	715,824
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,381,433
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,349,966
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	A2/A*	200,000	207,026
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	934,420
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/AA*/BBB+@	1,000,000	1,175,130
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	425,000	426,764
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	952,130
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	01/01/2013	Baa1/AA*	10,000	10,612
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aa3/AAA*/AAA@	450,000	405,257
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	A2/AA*	220,000	222,523
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,563,036
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA*	1,150,000	1,165,111
Marion County TN Schools	5.000	06/01/2025	A3	1,050,000	1,026,953
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	1,034,000
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	1,035,070
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,036,440
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,408,484
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	1,031,130
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	256,040
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,059,750
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa2/AAA*	1,000,000	962,370
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa3/AAA@	1,435,000	1,393,830
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	940,960
Smith County TN General Obligation	5.000	04/01/2021	Baa1	720,000	744,530
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	BBB+*/BBB+@	1,000,000	936,840
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	BBB+*/BBB+@	2,500,000	2,296,225
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	BBB+*/BBB+@	1,000,000	836,160
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa2/AAA*/AAA@	675,000	676,094
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,422,189
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,461,758
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,219,658
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,164,160
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,359,059
					52,766,207
GENERAL OBLIGATION BONDS
12.87% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	789,308
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,430,000	1,544,300
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/A+@	2,000,000	2,057,280
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA@	1,500,000	1,533,165
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	1,000,000	1,020,330
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	505,045
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	783,638
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,442,000
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,447,460
					11,122,525
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.83% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	BBB+*	2,500,000	2,118,625
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	BBB+*	1,660,000	1,303,465

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS (continued)
Shelby County TN Health Education & Housing Facilities	5.000%	07/01/2031	Aa2/AA+@	$4,750,000	$4,210,448
					7,632,538
STATE AND LOCAL MORTGAGE REVENUE
5.16% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	335,000	337,871
TN Housing Development Agency	5.000	07/01/2028	Aa2/AA*/NR@	1,000,000	923,770
TN Housing Development Agency	5.400	07/01/2035	Aa2/AA*	750,000	705,780
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	230,000	230,478
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,375,000	2,256,630
					4,454,529
LEASE REVENUE BONDS
4.15% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	250,313
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa2/AA*	1,000,000	907,010
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa2/AA*/AA@	1,000,000	1,004,370
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	1,500,000	1,424,625
					3,586,318
PREREFUNDED BONDS
2.42% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A2/AA*	2,000,000	2,020,000
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	AA*	60,000	73,826
					2,093,826
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.97% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,701,122
					1,701,122
ESCROWED TO MATURITY BONDS
1.41% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	AAA*	5,000	5,453
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Baa1/AA*	1,000,000	1,010,000
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	200,558
					1,216,011

Total Investments (cost $89,525,054) (See (a) below for further explanation) 97.89% of Net Assets					$84,573,076

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by unrealized depreciation of securities as follows:

Unrealized appreciation	$231,802
Unrealized depreciation	(5,183,780)
Net unrealized depreciation	$(4,951,978)

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		84,573,076
Level 3	Significant Unobservable Inputs		---
$84,576,076

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $89,525,054)		$84,573,076
Cash		409,932
Broker receivable		550,000
Interest receivable		1,401,605
Prepaid expenses		1,382
Total assets		86,935,995
LIABILITIES:
Payable for:
Distributions to shareholders	420,581
Fund shares redeemed	22,563
Investment advisory fee	35,409
Transfer agent fee	9,008
Accrued expenses	55,197
Total liabilities		542,758
NET ASSETS:
Capital		91,975,025
Net accumulated realized loss on investment transactions		(629,809)
Net unrealized depreciation in value of investments		(4,951,978)
Net assets at value		$86,393,238
NET ASSET VALUE, offering price and redemption price per share
($86,393,237 -:- 8,369,218 shares outstanding; unlimited number
of shares authorized; no par value)		$10.32

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$2,044,246
Expenses:
Investment advisory fee	220,300
Transfer agent fee	55,897
Custodian expense	2,400
Professional fees	10,156
Trustee fees	5,230
Other expenses	17,999
Total expenses	311,982
Custodian expense reduction	(2,400)
Net expenses	309,582
Net investment income	1,734,664
Realized and unrealized loss on investments:
Net realized loss	(26,452)
Net increase in unrealized depreciation	(3,789,242)
Net realized and unrealized loss on investments	(3,815,694)
Net decrease in net assets resulting from operations	$(2,081,030)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase in net assets:
Operations:
Net investment income	$1,734,664	$3,671,800
Net realized (loss)/gain on investments	(26,452)	158,100
Net increase in unrealized deppreciation	(3,789,242)	(1,100,265)
Net (decrease)/increase in net assets resulting from operations	(2,081,030)	2,729,635
Distributions to shareholders from net investment income	(1,734,664)	(3,671,800)
Net fund share transactions (Note 4)	(188,417)	(8,357,547)
Total decrease	(4,004,111)	(9,299,712)
Net assets:
Beginning of year	90,397,349	99,697,061
End of year	$86,393,238	$90,397,349

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the year ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$10.77	$10.87	$10.84	$11.21	$10.87
Income from investment operations:
Net investment income	0.10	0.41	0.41	0.42	0.43
Net gains/(losses) on securities,
both realized and unrealized	(0.45)	(0.10)	0.03	(0.37)	0.34
Total from investment operations	(0.35)	0.31	0.44	0.05	0.77
Less distributions:
Distributions from net investment income	(0.10)	(0.41)	(0.41)	(0.42)	(0.43)
Net asset value, end of year	$10.32	$10.77	$10.87	$10.84	$11.21
Total return	(2.25)%	2.87%	4.05%	0.45%	7.21%
Net assets, end of year (in thousands)	$86,393	$90,397	$99,697	$88,268	$82,640
Ratio of net expenses to average net assets (a)	0.71%	0.71%	0.72%	0.71%	0.67%
Ratio of net investment income to average net assets	3.95%	3.74%	3.70%	3.82%	3.89%
Portfolio turnover	3.54%	15.71%	8.55%	6.14%	9.49%

(a)	Percentages are after custodian/interest expense reductions.
Percentages before custodian/interest expense reductions were:
.36% for the six months ended December 31, 2008; .72% for 2008; .74% for 2007; .73% for 2006; .69% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
December 31, 2008
		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
73.14% of Net Assets
Dickson County TN Refunding	5.000%	06/01/2015	A3	$140,000	$150,119
Johnson City TN Refunding	4.000	06/01/2015	AA-@	400,000	417,712
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa3/AAA*/AAA@	300,000	296,070
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa3/AAA*/AAA@	275,000	279,249
Maury County TN School & Public Improvement	5.000	04/01/2016	A1	1,000,000	1,086,800
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A@	500,000	547,390
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA*/A@	275,000	295,702
Memphis TN General Obligation General Improvement	5.000	10/01/2016	A1/AA*/A+@	450,000	485,586
Memphis TN Series A	5.000	04/01/2024	Aa3/AAA*/AAA@	200,000	203,228
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,299,216
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa3/AA*	270,000	290,417
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aa3/AAA*/AAA@	200,000	200,904
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Baa1/AA*	100,000	101,094
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	410,804
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	BBB+*/BBB+@	335,000	347,063
Washington County TN Refunding School & Public Improvement	5.000	04/01/2015	Aa3	200,000	219,880
					6,631,235
GENERAL OBLIGATION BONDS
9.20% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA+*/AA@	500,000	531,160
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA+*	200,000	201,560
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	101,085
					833,805
LEASE REVENUE BONDS
9.05% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*/AA@	400,000	421,004
Memphis-Shelby County Airport Special Facilities - Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	399,220
					820,224
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.88% of Net Assets
Shelby County TN Multi-Family Housing Memphis ^	5.000	01/01/2009	NR	240,000	33,600
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa2/AA*	350,000	317,860
					351,460
MUNICIPAL UTILITY REVENUE BONDS
1.93% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	175,160
					175,160
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.12% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	101,492
					101,492

Total Investments (cost $9,035,762) (See (a) below for further explanation) 98.32% of Net Assets					$8,913,375

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.
^ Security in default and therefore is non-income producing.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$74,642
Unrealized depreciation	(197,029)
Net unrealized depreciation	$(122,387)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
December 31, 2008

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		8,913,375
Level 3	Significant Unobservable Inputs		---
$8,913,375

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor's pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.  The Fund also uses this matrix approach on days when a pricing vendor is not used.

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $9,035,762)		$8,913,375
Cash		59,051
Interest receivable		109,896
Total assets		9,082,322
LIABILITIES:
Payable for:
Distributions to shareholders	5,471
Investment advisory fee	3,750
Transfer agent fee	1,133
Trustee fee	674
Accrued expenses	5,404
Total liabilities		16,432
NET ASSETS:
Capital		9,394,872
Net accumulated realized loss on investment transactions		(206,597)
Net unrealized depreciation in value of investments		(122,387)
Net assets at value		$9,065,888
NET ASSET VALUE, offering price and redemption price per share
($9,065,888 -:- 870,192 shares outstanding; unlimited number
of shares authorized; no par value)		$10.42

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$188,654
Expenses:
Investment advisory fee	24,531
Transfer agent fee	7,359
Custodian expense	2,400
Professional fees	3,666
Trustee fees	599
Other expenses	3,661
Total expenses	42,216
Custodian expense reduction	(2,400)
Net expenses	39,816
Net investment income	148,838
Realized and unrealized gain on investments:
Net realized gain	10,875
Net increase in unrealized appreciation	56,362
Net realized and unrealized gain on investments	67,237
Net increase in net assets resulting from operations	$216,075

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Decrease in net assets:
Operations:
Net investment income	$148,837	$305,801
Net realized gain/(loss) on investments	10,875	(4,503)
Net increase in unrealized appreciation	56,363	11,181
Net increase in net assets resulting from operations	216,075	312,479
Distributions to shareholders from net investment income	(148,838)	(305,801)
Net fund share transactions (Note 4)	(1,335,873)	(551,757)
Total decrease	(1,268,636)	(545,079)
Net assets:
Beginning of year	10,334,524	10,879,603
End of year	$9,065,888	$10,334,524

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended	For the year ended June 30,
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$10.31	$10.32	$10.29	$10.60	$10.58
Income from investment operations:
Net investment income	0.16	0.31	0.31	0.30	0.30
Net gains/(losses) on securities,
both realized and unrealized	0.11	(0.01)	0.03	(0.31)	0.02
Total from investment operations	0.27	0.30	0.34	(0.01)	0.32
Less distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.31)	(0.30)	(0.30)
Net asset value, end of year	$10.42	$10.31	$10.32	$10.29	$10.60
Total return	2.62%	2.90%	3.34%	(0.10)%	3.05%
Net assets, end of year (in thousands)	$9,066	$10,335	$10,880	$15,056	$19,323
Ratio of net expenses to average net assets (a)	0.41%	0.81%	0.79%	0.71%	0.56%
Ratio of net investment income to average net assets	1.53%	2.96%	3.00%	2.86%	2.81%
Portfolio turnover	7.56%	22.22%	0.00%	23.21%	13.91%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.
Expenses waived by Adviser and custodian/interest expense reductions were:
0% and .03% for the six months ended December 31, 2008; 0% and .05% for 2008; 0% and .04% for 2007; .04% and .03% for 2006; and .19% and .04% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
December 31, 2008
		Maturity		Par Value
Bond Description	Coupon	Date	Rating#	of Shares	Market Value
FEDERAL HOME LOAN BANK
40.83% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,075,597
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	615,227
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,142,999
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,265,380
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,505,051
Federal Home Loan Banks Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	527,535
Federal Home Loan Banks Medium Term Note	5.000	12/17/2018	Aaa/AAA*	1,000,000	989,304
					10,121,092
FEDERAL NATIONAL MORTGAGE ASSOCIATION
18.23% of Net Assets
Federal National Mortgage Association	5.750	04/12/2022	Aaa/AAA*/AAA@	500,000	517,830
Federal National Mortgage Association	5.000	06/30/2023	Aaa/AAA*/AAA@	500,000	495,617
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA*/AAA@	1,000,000	1,000,116
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	1,000,059
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	1,004,585
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	502,349
					4,520,557
FEDERAL FARM CREDIT
17.68% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,766,603
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,073,746
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	543,899
					4,384,247
FEDERAL HOME LOAN MORTGAGE
16.19% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	500,092
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	496,926
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	3,017,613
					4,014,630
STUDENT LOAN MARKETING ASSOCIATION
4.79% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa	1,000,000	1,188,235
					1,188,235
CASH EQUILIVENTS
1.02% of Net Assets
US Bank U.S. Treasury Money Market Fund				253,458	253,458
					253,458

Total Investments (cost $23,449,047) (See (a) below for further explanation) 98.74% of Net Assets					$24,482,220

* Standard and Poor's Corporation
@ Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,048,599
Unrealized depreciation	(15,426)
Net unrealized depreciation	$1,033,173

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies -- 100%
December 31, 2008

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements".
FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of December 31, 2008 the inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$253,458
Level 2	Other Significant Observable Inputs	24,228,762
Level 3	Significant Unobservable Inputs	---
		$24,482,220

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $23,449,047)		$24,482,220
Cash		28,893
Interest receivable		312,747
Prepaid expenses		370
Total assets		24,824,230
LIABILITIES:
Payable for:
Distributions to shareholders	22,939
Fund shares redeemed	235
Investment advisory fee	4,202
Transfer agent fee	3,124
Accrued expenses	2,511
Total liabilities		33,011
NET ASSETS:
Capital		24,001,691
Net accumulated realized loss on investment transactions		(243,645)
Net unrealized appreciation in value of investments		1,033,173
Net assets at value		$24,791,219
NET ASSET VALUE, offering price and redemption price per share
($24,791,219 -:- 2,418,343 shares outstanding; unlimited number
of shares authorized; no par value)		$10.25

STATEMENT OF OPERATIONS
For the six months ended December 31, 2008

Net investment income:
Interest income	$612,357
Expenses:
Investment advisory fee	23,725
Transfer agent fee	17,260
Custodian expense	2,400
Professional fees	2,723
Trustee fees	1,374
Other expenses	10,982
Total expenses	58,464
Custodian expense reduction	(2,400)
Net expenses	56,064
Net investment income	556,293
Realized and unrealized gain on investments:
Net realized gain	6,529
Net increase in unrealized appreciation	765,415
Net realized and unrealized gain on investments	771,944
Net increase in net assets resulting from operations	$1,328,237

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2008 and the year ended June 30, 2008	UNAUDITED

	12/31/08	2008
Increase in net assets:
Operations:
Net investment income	$556,293	$1,122,333
Net realized gain on investments	6,529	71,617
Net increase in unrealized appreciation	765,415	553,034
Net increase in net assets resulting from operations	1,328,237	1,746,984
Distributions to shareholders from net investment income	(556,293)	(1,122,333)
Net fund share transactions (Note 4)	887,174	(45,637)
Total increase	1,659,118	579,014
Net assets:
Beginning of year	23,132,101	22,553,087
End of year	$24,791,219	$23,132,101

FINANCIAL HIGHLIGHTS	Six months
Selected data for a share outstanding:	ended
	12/31/2008	2008	2007	2006	2005

Net asset value, beginning of year	$9.93	$9.66	$9.58	$10.07	$9.94
Income from investment operations:
Net investment income	0.24	0.48	0.49	0.48	0.47
Net gains/(losses) on securities,
both realized and unrealized	0.32	0.27	0.08	(0.49)	0.13
Total from investment operations	0.56	0.75	0.57	(0.01)	0.60
Less distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.49)	(0.48)	(0.47)
Net asset value, end of year	$10.25	$9.93	$9.66	$9.58	$10.07
Total return	5.69%	7.88%	6.04%	(0.14)%	6.17%
Net assets, end of year (in thousands)	$24,791	$23,132	$22,553	$21,487	$22,369
Ratio of net expenses to average net assets (a)	0.24%	0.49%	0.51%	0.45%	0.44%
Ratio of net investment income to average net assets	2.36%	4.85%	5.05%	4.97%	4.68%
Portfolio turnover	17.53%	33.21%	6.40%	17.67%	28.88%

(a)	Percentages are after custodian/interest expense reductions.
Percentages before custodian/interest expense reductions were:
.24% for the six months ended December 31, 2008; .51% for 2008; .53% for 2007; .47% for 2006; and .48% for 2005, respectively.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government.  The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation
Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service.  Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.   These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.  The procedures also include weekly verification of market quotations provided by two independent pricing services.  A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee.  Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No.157 is

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1.	Significant Accounting Policies, continued:

effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B.	Security Transactions
Security transactions are accounted for on a trade date basis.  Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income
Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.        When-Issued and Extended Settlement Securities
The Funds may purchase securities with delivery or payment to occur at a later date.  At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value.  The value of the security may vary with market fluctuations.  No interest accrues to the Funds until the security is delivered and payment takes place.  At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders.  The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2008. Therefore, no federal income tax provision is required.

The Funds follow Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", which is effective for fiscal periods beginning after December 15, 2006.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB statement 109, "Accounting for Income Taxes."  FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return.  The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day.  Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1.	Significant Accounting Policies, continued:

F.	Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures.  Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios.   Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.  The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2008, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$34,157	$24,750
Kentucky Tax-Free Income Series	1,496,820	-
Kentucky Tax-Free Short-to-Medium Series	137,602	-
Mississippi Tax-Free Income Series	11,541	12,570
North Carolina Tax-Free Income Series	157,755	-
North Carolina Tax-Free Short-to-Medium Series	28,256	2,550
Tennessee Tax-Free Income Series	220,300	-
Tennessee Tax-Free Short-to-Medium Series	24,531	-
Intermediate Government Bond Series	23,725	-

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent.  The agreement provides for a fee computed on the average daily net asset value at the annual rate of ..15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2008, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,276,880	$1,189,703
Kentucky Tax-Free Income Series	64,984,425	26,606,177
Kentucky Tax-Free Short-to-Medium Series	6,206,981	3,527,500
Mississippi Tax-Free Income Series	514,006	373,049
North Carolina Tax-Free Income Series	1,590,645	3,491,657
North Carolina Tax-Free Short-to-Medium Series	690,772	668,084
Tennessee Tax-Free Income Series	5,363,162	5,901,509
Tennessee Tax-Free Short-to-Medium Series	708,262	1,569,511
Intermediate Government Bond Series	4,988,755	4,000,000

4.	Capital Shares

For the six months ended December 31, 2008 and the year ended June 30, 2008, there were an unlimited number of shares of beneficial interest authorized.  Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	111,344	$1,252,878	239,173	$2,773,958
Shares issued for reinvestment of distributions and capital gain	17,707	194,073	31,477	363,810
Shares redeemed	(113,656)	(1,214,954)	(105,583)	(1,220,405)
Net increase	15,395	$231,997	165,067	$1,917,363

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	8,442,566	$61,466,880	11,797,352	$88,090,018
Shares issued for reinvestment of distributions and capital gain	1,370,601	9,905,754	2,237,440	16,690,222
Shares redeemed	(4,841,024)	(34,834,982)	(9,141,820)	(68,285,124)
Net increase	4,972,144	$36,537,653	4,892,972	$36,495,116

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

4.	Capital Shares, continued:

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,279,947	$6,562,563	1,752,927	$9,137,624
Shares issued for reinvestment of distributions	119,857	616,897	244,350	1,269,365
Shares redeemed	(980,986)	(5,042,786)	(3,490,558)	(18,172,172)
Net increase	418,817	$2,136,674	(1,493,281)	$(7,765,183)

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	60,897	$652,534	57,281	$643,985
Shares issued for reinvestment of distributions and capital gain	6,173	65,739	12,070	135,418
Shares redeemed	(43,047)	(444,437)	(122,028)	(1,379,820)
Net increase	20,024	$273,836	(52,677)	$(600,417)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	332,210	$3,438,312	1,655,177	$17,843,888
Shares issued for reinvestment of distributions	86,593	885,219	154,124	1,652,936
Shares redeemed	(576,006)	(5,827,346)	(778,018)	(8,377,286)
Net decrease	(157,203)	$(1,503,815)	1,031,283	$11,119,539

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2008		Year Ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	76,452	$791,209	268,903	$2,813,699
Shares issued for reinvestment of distributions and ordinary income	11,355	117,431	22,953	239,638
Shares redeemed	(66,073)	(681,383)	(313,729)	(3,292,052)
Net increase	21,735	$227,258	(21,873)	$(238,715)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	640,651	$6,730,849	1,965,096	$21,403,092
Shares issued for reinvestment of distributions	83,645	861,128	147,017	1,596,693
Shares redeemed	(750,786)	(7,780,396)	(2,886,948)	(31,357,332)
Net decrease	(26,490)	$(188,417)	(774,835)	$(8,357,547)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

4.	Capital Shares, continued:

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	40,323	$413,298	142,006	$1,476,833
Shares issued for reinvestment of distributions	11,005	113,137	22,250	231,384
Shares redeemed	(183,337)	(1,862,308)	(216,755)	(2,259,974)
Net decrease	(132,009)	$(1,335,873)	(52,499)	$(551,757)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2008		Year ended June 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	182,306	$1,838,340	326,993	$3,266,770
Shares issued for reinvestment of distributions	42,460	422,865	84,868	847,031
Shares redeemed	(137,097)	(1,374,031)	(416,116)	(4,159,438)
Net increase	87,669	$887,174	(4,255)	$(45,637)

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes.  Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting Issuers of their states’ respective municipal securities than a fund that is not concentrated in these Issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2008, the Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.  As of June 30, 2008 the Alabama Tax-Free Income Series and the Kentucky Tax-Free Income Series do not have any capital loss carryforwards.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

6.	Federal Income Taxes, continued:

The capital loss carryforwards expire as follows:

	2009	2010	2011	2012	2013	2014	2015	2016	Total
Alabama Tax-Free Income Series	$-	$-	$-	$-	$-	$-	$-	$-	$-

Kentucky Tax-Free Income Series	-	-	-	-	-	-	-	-	-

Kentucky Tax-Free Short-to-Medium Series	312,672	34,064	-	44,500	329,431	74,336	446,645	227,932	1,469,580

Mississippi Tax-Free Income Series	-	-	-	-	-	-	-	6,458	6,458

North Carolina Tax-Free Income Series	-	-	-	462,081		-	-	-	462,081

North Carolina Tax-Free Short-to-Medium Series	22,226	-	-	10,514	4,659	43,905	50,449	30,033	161,786

Tennessee Tax-Free Income Series	311,135	69,806	18,314	175,434	28,670	-	-	-	603,359

Tennessee Tax-Free Short-to-Medium Series	37,349	-	-	-	797	61,617	92,566	23,418	215,747

Intermediate Government Bond Series	46,873	-	-	117,848	2	64,307	21,143	-	250,173

During the year ended June 30, 2008, the following Funds utilized capital loss carryforwards as follows:

Amount
North Carolina Tax-Free Income Series	$225,542
Tennessee Tax-Free Income Series	158,100
Intermediate Government Bond Series	71,617

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  The following Funds incurred and will elect to defer netcapital losses during the fiscal year 2008 as follows:

Post October Losses
Alabama Tax Free Income Series	$(25,428)
Kentucky Tax-Free Short-to-Medium Series	(178,100)
Mississippi Tax-Free Income Series	(8,142)
Tennessee Tax-Free Short-to-Medium Series	(1,725)

At June 30, 2008, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$135,232	$(135,232)
North Carolina Tax-Free Short-to-Medium Series	5,915	(5,915)
Tennessee Tax-Free Short-to-Medium Series	5,991	(5,991)
Intermediate Government Bond Series	138,236	(138,236)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

6.	Federal Income Taxes, continued:

The tax character of distributions paid for the years ended June 30, 2008 and 2007 were as follows:

	2008			2007
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$494,363	$-	$23,016	$461,296	$-	$-
Kentucky Tax-Free Income Series	28,081,655	-	9,603	27,771,550	-	649,014
Kentucky Tax-Free Short-to-Medium Series	1,875,479	-	-	2,257,746	-	-
Mississippi Tax-Free Income Series	192,571	607	-	211,237	-	22,573
North Carolina Tax-Free Income Series	2,282,515	-	-	1,980,016	-	-
North Carolina Tax-Free Short-to-Medium Series	346,156	-	-	369,700	2,550	-
Tennessee Tax-Free Income Series	3,671,801	-	-	3,537,827	-	-
Tennessee Tax-Free Short-to-Medium Series	305,801	-	-	381,296	-	-
Intermediate Government Bond Series	-	1,122,333	-	-	1,161,912	-

As of June 30, 2008, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Fund	Undistributed Ordinary Income*	Undistributed Tax-Exempt Income	Undistributed Net Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation) on Investments
Alabama Tax-Free Income Series	$-	$42,096	$-	$(123,378)
Kentucky Tax-Free Income Series	-	2,727,124	718,685	(42,187)
Kentucky Tax-Free Short-to-Medium Series	-	46,967	-	580,463
Mississippi Tax-Free Income Series	-	10,239	-	(57,253)
North Carolina Tax-Free Income Series	-	151,485	-	(551,898)
North Carolina Tax-Free Short-to-Medium Series	-	6,535	-	35,297
Tennessee Tax-Free Income Series	-	418,947	-	(1,162,736)
Tennessee Tax-Free Short-to-Medium Series	-	5,721	-	(178,750)
Intermediate Government Bond Series	21,957	-	-	267,758
*For tax purposes short-term capital gain distributions are considered ordinary income distributions.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred.  However, based on past experience, the Funds expect the risk of loss to be immaterial.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit.  The principal amounts borrowed are due on demand. The agreement expires on September 30, 2009, but may be renewed annually.  Interest is payable based on the published prime rate of the bank.  Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

During the year ended December 31, 2008, the daily weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$511
Kentucky Tax Free Income Series	1,375
Kentucky Tax-Free Short-to-Medium Series	0
Mississippi Tax-Free Income Series	0
North Carolina Tax-Free Income Series	11,783
North Carolina Tax-Free Short-to-Medium Series	2,011
Tennessee Tax-Free Income Series	36,565
Tennessee Tax-Free Short-to-Medium Series	1,701
Intermediate Government Bond Series	0

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year.  Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses.  During the year, these credits reduced each of the Funds’ expenses by the amount shown on the Statements of Operation as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 78	President	Annual Term; 29 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 57	Compliance Officer	Annual Term; 4 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 46	Executive Vice President	Annual Term; 3 years of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 47	Vice President, Secretary, Treasurer	Annual Term; 10 years of service as Vice President, 8 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 49	Assistant Secretary	Annual Term; 15 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 68	Chairman, Trustee	Annual Term; 7 years of service as Chairman; 19 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 45	Trustee	One Year Term; 1 Year of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 71	Trustee	Annual Term; 12 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Trustee and officer information, continued:
Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Trustee
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 64	Trustee	Annual Term; 6 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 76	Trustee	Annual Term; 8 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge.	9	KY Lottery Corporation
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 75	Trustee	Annual Term; 29 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of December 31, 2008, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser.  Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge.  Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.  For the year ending June 30, 2008, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q.  The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614.  Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Board of Trustee Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”).  The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Series of the Trust.  Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 22, 2008, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Company to each Series; (2)  the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of Series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the Series, followed by an outline of the selected specific factors the Trustees considered for each particular Series.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration.  Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales.  In addition, the Investment Adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings.  The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds.  For the most part, the Series’ returns over the periods reviewed have been very close to the series’ benchmarks.  For additional detail about the considerations for each Trust Series, see Account-by-Account synopsis below.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2007) and unaudited financial statements (nine months ended September 30, 2008) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2008).  The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust.   The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management.  The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series since the inception of each Series.  The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios.  The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation.  Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

Fee Comparison with Other Clients

The only Investment Company served by the Investment Adviser is the Trust.  The Investment Adviser also provides advice to two institutional clients.  These institutional clients are not investment companies and do not have the same business, shareholder, regulatory or governance requirements.  Therefore, these clients are not directly comparable.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust.  The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Series increases in net asset size.  The benefit to the shareholders of each Series is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 18 portfolio purchase transactions and 17 portfolio sale transactions

«
As of June 30, 2008 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $16,654 as compared to $15,886 for the Lehman Brothers Municipal Bond Index.   The Lehman index reflects no deduction for fees or expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of five stars.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

«	As of August 31, 2008 the Series Expense Ratio was 0.45% (after waiver of fees), the lowest of 7 funds compared by Morningstar

Kentucky Tax-Free Income Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 26 portfolio purchase transactions and 36 portfolio sale transactions

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $15,102 as compared to $16,133 for the Lehman Brothers Municipal Bond Index.  The Lehman index reflects no deduction for fees or expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of four stars.

«	As of August 31, 2008 the Series Expense Ratio was 0.58%, the lowest of 19 funds compared by Morningstar.

Kentucky Tax-Free Short-to-Medium Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 6 portfolio purchase transactions and 17 portfolio sale transactions

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $13,885 as compared to $16,133 for the Lehman Brothers Municipal Bond Index.   The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of three stars

«
As of August 31, 2008 the Series Expense Ratio was 0.72%.  Out of 19 funds compared by Morningstar, only three had lower expense ratios than this Series.  Of these three funds, two only accept institutional clients and the remaining fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 2 portfolio purchase transactions and 12 portfolio sale transactions

«
As of June 30, 2008 the eight and one-half year growth of $10,000 (since inception 1/3/00) invested in the Series was $16,178 as compared to $15,886 for the Lehman Brothers Municipal Bond Index.  The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of four stars

«	As of August 31, 2008 the Series Expense Ratio was 0.45% (after waiver of fees) was the lowest of 4 funds compared by Morningstar

North Carolina Tax-Free Income Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 22 portfolio purchase transactions and 16 portfolio sale transactions

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $14,600 as compared to $16,133 for the Lehman Brothers Municipal Bond Index.  The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of four stars

«
As of August 31, 2008 the Series Expense Ratio was 0.71%, the 5th lowest of 27 funds compared by Morningstar.  Of the other funds each have a load, a million dollar minimum investment or was only open to employees of the fund.

North Carolina Tax-Free Short-to-Medium Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 9 portfolio purchase transactions and 19 portfolio sale transactions

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $14,125 as compared to $16,318 for the Lehman Brothers Municipal Bond Index.   The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of three stars.

«
As of August 31, 2008 the Series Expense Ratio was 0.82%, the eleventh lowest of 27 funds compared by Morningstar.  Of the other funds six charge a sales load, one is open only to employees of the fund, two are only open to institutional clients with a one million dollar minimum investment and the remaining fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 14 portfolio purchase transactions and 54 portfolio sale transactions

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $15,231 as compared to $16,133 for the Lehman Brothers Municipal Bond Index.  The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of four stars

«
As of August 31, 2008 the Series Expense Ratio was 0.71%, the third lowest of 11 funds compared by Morningstar.   One fund has a load and the other is open only to institutional clients with a minimum one million dollar investment.

Tennessee Tax-Free Short-to-Medium Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 9 portfolio purchase transactions and 19 portfolio sale transactions.

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $13,797 as compared to $16,133 for the Lehman Brothers Municipal Bond Index.  The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of three stars.

«
As of August 31, 2008 the Series Expense Ratio was 0.81%, the fifth lowest of 11 funds compared by Morningstar.  Two of the funds have a load, one is open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Intermediate Government Bond Series

«	For the Fiscal Year ending June 30, 2008, the Investment Adviser processed 6 portfolio purchase transactions and 6 portfolio sale transactions.

«
As of June 30, 2008 the ten year growth of $10,000 invested in the Series was $16,999 as compared to $15,525 for the Lehman Brothers U.S. Government Bond Intermediate Index.  The Lehman index reflects no deduction for fees and expenses.

«	As of August 31, 2008 the Series received an overall Morningstar rating of five stars.

«	As of August 31, 2008 the Series Expense Ratio was 0.49%, the lowest of 30 funds compared by Morningstar.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2008	Beginning Account Value July 1, 2008*	Ending Account Value December 31, 2008**	Expenses Paid During the Six Months Ended December 31, 2008
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$984.70	$2.27
Hypothetical	.45	1,000.00	1,024.86	2.27

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized December 31, 2008	Beginning Account Value July 1, 2008*	Ending Account Value December 31, 2008**	Expenses Paid During the Six Months Ended December 31, 2008
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1009.70	2.95
Hypothetical	.58	1,000.00	1,024.86	2.97
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,026.50	3.68
Hypothetical	.72	1,000.00	1,024.86	3.68
Mississippi Tax-Free Income Series
Actual	.43%	$1,000.00	$986.10	$2.15
Hypothetical	.43	1,000.00	1,024.86	2.19
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	990.40	3.60
Hypothetical	.72	1,000.00	1,024.86	3.66
North Carolina Tax-Free Short-to-Medium Series
Actual	.80	1,000.00	1,018.50	4.05
Hypothetical	.80	1,000.00	1,024.86	4.06
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	977.50	3.52
Hypothetical	.71	1,000.00	1,024.86	3.60
Tennessee Tax-Free Short-to-Medium Series
Actual	.82	1,000.00	1,026.20	4.17
Hypothetical	.82	1,000.00	1,024.86	4.17
Intermediate Government Bond Series
Actual	.48	1,000.00	1,056.90	2.47
Hypothetical	.48	1,000.00	1,024.86	2.43
*     The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/366] (to reflect one-half year period).

DUPREE MUTUAL FUNDS
OTHER UNAUDITED INFORMATION
December 31, 2008

Shareholder Meeting

A meeting of Shareholders was held on October 22, 2008.  The purpose of the meeting was (i) to elect Messrs.  James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, J. William Howerton, William  Patterson and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2009.  The results of all matters voted on by shareholders at the Shareholder Meeting held October 22, 2008 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
James C. Baughman	75,066,981.004	10,977.777	1,278,934.217	0.00	76,356,892.998
Lucy A. Breathitt	74,764,936.465	10,977.777	1,278,934.217	0.00	76,054,848.459
William A. Combs	75,010,154.807	10,977.777	1,278,934.217	0.00	76,300,066.801
C. Timothy Cone	75,012,144.832	10,977.777	1,278,934.217	0.00	76,302,056.826
J. William Howerton	74,758,249.688	10,977.777	1,278,934.217	0.00	76,048,161.682
William S. Patterson	74,795,510.912	10,977.777	1,278,934.217	0.00	76,085,422.906

Cumulative voting rights were exercised in the election of Trustees.  The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2009:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	74,741,508.414	413,265.536	1,036,467.662	76,191,241.612

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	64,549,594.837	864,181.399	10,778,265.508	76,192,041.744

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge.  Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.  Code of Ethics:  Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert:  Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services:  Not applicable for semi-annual report.

Item 5.  Not applicable for semi-annual report.

Item 6.  Included as part of item 1.

Item 7.  Not applicable

Item 8.  Not applicable.

Item 9.  Not applicable

Item 10.   There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.  On February 25, 2009 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.  Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 25, 2009  the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective.  There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits
1.	(1) Incorporated by reference from Post Effective Amendment No. 49
2.	(2) Certifications (a)(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By /s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date 25th February, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

By /s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date 25th February, 2009